Alger Weatherbie Specialized Growth Fund Expense Example - Class Z Shares [Member] - Alger Weatherbie Specialized Growth Fund - Class Z	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	$ 1,178